Label	Element	Value
Class T Prospectus | Dynamic Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000914775_SupplementTextBlock	April 21, 2017 ADVANTAGE FUNDS, INC. - DYNAMIC TOTAL RETURN FUND (Class T shares) Supplement to Prospectus Dated March 31, 2017
Risk/Return [Heading]	rr_RiskReturnHeading	Dynamic Total Return Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following information supplements the information contained in “Fund Summary – Fees and Expenses” in the fund’s prospectus:

The fund's investment adviser, The Dreyfus Corporation (Dreyfus), has contractually agreed, for so long as the fund invests in the subsidiary, to waive the management fee it receives from the fund in the amount equal to the management fee paid to The Dreyfus Corporation by the subsidiary. The amount of the waiver shown (.06%) reflects the management fee paid by the subsidiary based on the fund's current allocation to the subsidiary.

In addition, Dreyfus has also contractually agreed, until March 31, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund so that the annual fund operating expenses for Class T shares (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.19%.  On or after March 31, 2018, The Dreyfus Corporation may terminate this expense limitation at any time.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 31, 2018